Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax
Summary of net deferred tax assets

	December 31,	December 31,
	2022	2021
Deferred tax asset (liability)
Organizational costs/Start-up costs	$421,523	$250,136
Unrealized gain - Trust	(574,998)	—
Federal net operating loss	—	37,921
Total deferred tax asset	(153,475)	288,057
Valuation allowance	(421,523)	(288,057)
Deferred tax liability, net of allowance	$(574,998)	$—

Summary of income tax provision

	December 31,	December 31,
	2022	2021
Federal
Current	$451,637	$—
Deferred	441,357	(287,882)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	133,642	287,882
Income tax provision	$1,026,636	$—

Summary of reconciliation of the federal income tax rate to the Company's effective tax rate

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	—%	—%
Change in fair value of warrant liabilities	(15.8)%	(26.68)%
Stock issuance costs	—%	2.25%
Business combination expense	2.50%	—%
Change in valuation allowance	1.20%	3.43%
Income tax provision	8.9%	—%